UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year of QJune 30, 2005

Check here if Amendment [ ] ; Amendment Number:
   This Amendment  (Check on one):[ ]  is a restatement.
                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:2 Eves Drive, Suite 204
        Executive Court
        Marlton, NJ 08053-3193

Form 13F File Number 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 22

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey           August 10, 2005
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.
manager(s).)

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-__________________ ________________________________________________
[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included ManageRS:      0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: 462,410



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
          6/30/2005

                                                       VALUE       SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000 SHRS PRN CALL  DISCRETN  MANAGERS  SOLE SHARED  NONE
3M Co.                             COM      88579Y101  5,661 78,305 SH         SOLE       NA     16,43   0   61,875
Aetna Inc.                         COM      00817Y108  9,067 109,48 SH         SOLE       NA     22,61   0   86,871
Amgen Inc.                         COM      031162100  7,538 124,67 SH         SOLE       NA     26,09   0   98,580
Anadarko Petroleum Corp.           COM      032511107  5,585 67,986 SH         SOLE       NA     14,23   0   53,747
Analog Devices                     COM      032654105  8,426 225,82 SH         SOLE       NA     46,73   0   179,09
Apple Computer, Inc.               COM      037833100  6,244 169,61 SH         SOLE       NA     34,86   0   134,75
Autodesk, Inc.                     COM      052769106  5,854 170,46 SH         SOLE       NA     36,18   0   134,27
Bank of America Corp.              COM      060505104  7,025 154,02 SH         SOLE       NA     31,75   0   122,26
Burlington Northern Santa Fe       COM      12189T104  5,247 111,45 SH         SOLE       NA     23,09   0   88,366
Capital One Financial Corp.        COM      14040H105  6,748 84,344 SH         SOLE       NA     17,59   0   66,745
Caterpillar Inc.                   COM      149123101  7,025 73,706 SH         SOLE       NA     15,41   0   58,292
Citigroup Inc.                     COM      172967101  7,865 170,11 SH         SOLE       NA     35,62   0   134,49
Coach, Inc.                        COM      189754104  8,598 256,11 SH         SOLE       NA     53,02   0   203,09
ConocoPhillips                     COM      20825C104  5,845 101,68 SH         SOLE       NA     21,34   0   80,336
eBay Inc.                          COM      278642103  5,716 173,14 SH         SOLE       NA     35,61   0   137,53
Eli Lilly and Company              COM      532457108  4,709 84,528 SH         SOLE       NA     17,70   0   66,827
EOG Resources, Inc.                COM      26875P101  6,558 115,44 SH         SOLE       NA     23,80   0   91,648
Express Scripts, Inc.              COM      302182100  6,590 131,86 SH         SOLE       NA     27,31   0   104,55
Exxon Mobil Corporation            COM      30231G102  6,336 110,24 SH         SOLE       NA     22,81   0   87,434
Fortune Brands, Inc.               COM      349631101  9,685 109,06 SH         SOLE       NA     22,75   0   86,313
Genentech, Inc.                    COM      368710406  9,529 118,70 SH         SOLE       NA     24,50   0   94,198
General Dynamics Corporation       COM      369550108  3,536 32,285 SH         SOLE       NA     6,644   0   25,641
Gilead Sciences, Inc.              COM      375558103  9,454 214,92 SH         SOLE       NA     44,96   0   169,96
Hilton Hotels Corp.                COM      432848109  5,273 221,07 SH         SOLE       NA     45,79   0   175,27
International Game Technology      COM      459902102  6,225 221,10 SH         SOLE       NA     45,89   0   175,21
Johnson & Johnson                  COM      478160104  7,424 114,21 SH         SOLE       NA     23,72   0   90,489
KB Home                            COM      48666K109  6,045 79,299 SH         SOLE       NA     16,07   0   63,229
KLA-Tencor Corporation             COM      482480100 148,366191,84 SH         SOLE       NA     40,02   0   151,82
Merrill Lynch & Co., Inc.          COM      590188108  8,655 157,34 SH         SOLE       NA     32,70   0   124,64
Nordstrom, Inc.                    COM      655664100  6,482 190,73 SH         SOLE       NA     39,19   0   151,53
Northrop Grumman Corp.             COM      666807102  6,139 111,10 SH         SOLE       NA     23,02   0   88,081
Novellus Systems Inc.              COM      670008101  7,646 309,44 SH         SOLE       NA     64,50   0   244,93
Nucor Corp.                        COM      670346105  2,805 61,488 SH         SOLE       NA     12,76   0   48,723
PepsiCo, Inc.                      COM      713448108  8,641 160,23 SH         SOLE       NA     33,15   0   127,07
Procter & Gamble                   COM      742718109  8,768 166,23 SH         SOLE       NA     34,96   0   131,26
QUALCOMM Inc.                      COM      747525103  5,920 179,33 SH         SOLE       NA     37,76   0   141,57
The Hershey Company                COM      427866108  8,641 139,15 SH         SOLE       NA     29,12   0   110,03
Toll Brothers, Inc.                COM      889478103  6,306 62,093 SH         SOLE       NA     13,09   0   49,000
TXU Corp.                          COM      873168108  5,649 67,982 SH         SOLE       NA     13,73   0   54,251
United Technologies Corp.          COM      913017109  5,997 116,78 SH         SOLE       NA     24,30   0   92,484
UnitedHealth Group Inc.            COM      91324P102  7,159 137,31 SH         SOLE       NA     28,87   0   108,44
Valero Energy Corp.                COM      91913Y100  6,525 82,479 SH         SOLE       NA     17,03   0   65,441
VERITAS Software Corp.             COM      923436109  5,225 214,12 SH         SOLE       NA     44,57   0   169,55
Wachovia Corporation               COM      929903102  6,448 129,99 SH         SOLE       NA     27,45   0   102,53
WellPoint, Inc.                    COM      94973V107  9,204 132,17 SH         SOLE       NA     27,39   0   104,77
Whole Foods Market, Inc.           COM      966837106  7,758 65,631 SH         SOLE       NA     13,69   0   51,934
Yahoo! Inc.                        COM      984332106  6,267 180,85 SH         SOLE       NA     37,52   0   143,32